GOODWILL (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Growth rate used to extrapolate cash flow projections			5.50%
Discount rate applied to cash flow projections	7.61%	8.33%
Impairment loss	$ 16,995,000	$ 0	$ 16,503,000
Impairment	19,245,000	0	16,503,000
Goodwill	944,000	7,351,000
Accumulated impairment [member]
Statement1 [Line Items]
Impairment	3,179,000	0
Goodwill	2,968,000	$ 8,653,000	9,566,000
Unicorn Tankers a division of Grindrod Shipping South Africa PtyLtd [Member]
Statement1 [Line Items]
Growth rate used to extrapolate cash flow projections		5.50%
Discount rate applied to cash flow projections		15.00%
Impairment loss			$ 6,119,000
Unicorn Tanker CGU [member]
Statement1 [Line Items]
Goodwill	$ 6,528,000